DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Beginning Balance	$ 3,010,042	$ 2,607,433	$ 1,825,596
New issuances of options, warrants and debt		200,859	192,500
Decrease due to conversion		(22,705,172)	(812,896)
Change in fair value of derivative liabilities	(3,010,042)	22,906,922	1,402,233
Ending Balance	0	3,010,042	2,607,433
Options and Warrants [Member]
New issuances of options, warrants and debt	235,902	0
Decrease due to conversion		0
Change in fair value of derivative liabilities	(235,902)	235,887	(18,048)
Options and Warrants, Beginning Balance		15	18,063
Options and Warrants, Ending Balance	0	235,902	15
Convertible Notes Payable [Member]
Beginning Balance	2,774,140	2,607,418	1,807,533
New issuances of options, warrants and debt		200,859	192,500
Decrease due to conversion		(22,705,172)	(812,896)
Change in fair value of derivative liabilities	(2,774,140)	22,671,035	1,420,281
Convertible Notes, Ending Balance	$ 0	$ 2,774,140	$ 2,607,418